Pension and Postretirement Benefit Plans, Asset Allocation (Details)	Dec. 31, 2019
Asset Allocation [Abstract]
Actual allocation	100.00%
Debt Securities [Member]
Asset Allocation [Abstract]
Actual allocation	88.50%
Cash [Member]
Asset Allocation [Abstract]
Actual allocation	11.50%